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                      ABN AMRO/CHICAGO CAPITAL GROWTH FUND
                              ABN AMRO GROWTH FUND
                     ABN AMRO/MONTAG & CALDWELL GROWTH FUND
                       ABN AMRO/TAMRO LARGE CAP VALUE FUND
                               ABN AMRO VALUE FUND
                           ABN AMRO/TALON MID CAP FUND
                  ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND
                             ABN AMRO SMALL CAP FUND
                          ABN AMRO/TAMRO SMALL CAP FUND
                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND
                            ABN AMRO REAL ESTATE FUND
                          ABN AMRO/VEREDUS SCITECH FUND
                     ABN AMRO/CHICAGO CAPITAL BALANCED FUND
                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND
                       ABN AMRO/CHICAGO CAPITAL BOND FUND
                  ABN AMRO/CHICAGO CAPITAL MUNICIPAL BOND FUND
                   ABN AMRO/CHICAGO CAPITAL MONEY MARKET FUND

                            ABN AMRO FUNDS - DOMESTIC
                                 CLASS N SHARES

                       SUPPLEMENT DATED DECEMBER 31, 2001
                     TO PROSPECTUS DATED SEPTEMBER 27, 2001


         Effective December 31, 2001, ABN AMRO Asset Management (USA) LLC, (the "Adviser") on behalf of the ABN AMRO Funds, has entered into a sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFS") on behalf of the ABN AMRO Value Fund (the "Fund").

         The sub-advisory agreement, which was approved by the shareholders of the Fund at a Special Meeting held on December 21, 2001 provides that the Adviser will pay MFS, based on the average daily net assets of the Fund, an annual fee of 0.40 of 1% of the first $250 million; 0.35 of 1% on the next $250 million and 0.325 of 1% between $500 million and $900 million. In addition to the principal investment strategies described in the Prospectus, the Fund may also invest in Real Estate Investment Trusts (REITs), convertible securities and preferred stocks.

         MFS is a Delaware corporation with offices at 500 Boylston Street, Boston, Massachusetts 02116. MFS is an 81.8%-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston, Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H 1J9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

ABN AMRO ASSET MANAGEMENT (USA) LLC - CHICAGO CAPITAL MANAGEMENT, INC. - MONTAG
   & CALDWELL, INC. - TAMRO CAPITAL PARTNERS LLC - VEREDUS ASSET MANAGEMENT LLC

                                                                          VALSTK